Related party transactions and balances - Schedule of Balances with related parties (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		$ 36,091
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 100,000	0
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 0	$ 36,091